Share capital	6 Months Ended
Jun. 30, 2025
Share capital [abstract]
Share capital

15. Share capital

[a] Authorized

The Company is authorized to issue an unlimited number of class A multiple voting shares (“Class A Multiple Voting Shares”) and an unlimited number of Class B Subordinate Voting Shares, all without par value. All shares are ranked equally regarding the Company’s residual assets.

The Class B Subordinate Voting Shares are “restricted securities” within the meaning of such term under applicable Canadian securities laws, as these securities do not carry equal voting rights as compared with the Class A Multiple Voting Shares.

The holders of Class A Multiple Voting Shares are entitled to 276,660 votes per Class A Multiple Voting Share held. Class A Multiple Voting Shares are held by the Chief Executive Officer (“CEO”), President, Executive Co-Chairman of the Board and the Director and Executive Co-Chairman of the Board. The holders of Class B Subordinate Voting Shares are entitled to one (1) vote per share held.

[b] Issued and outstanding

During the year ended December 31, 2024, the Company consolidated its Class A and Class B shares on a 65:1 basis, and the effect was applied retroactively for all comparative periods presented.

Reconciliation of the Company’s share capital is as follows, adjusted for the share consolidation:

			Class A shares
	Class A shares		To be issued		Class B shares		Warrants
	#	$	#	$	#	$	#	$
Balance, December 31, 2023	2	151,622	—	—	605,796	137,626,863	158,832	2,723,356
Shares issued [a]	—	—	—	—	104,590	2,139,808	—	—
Shares for debt [b]	—	—	—	—	17,528	685,051	—	—
Warrants expired [note c]	—	—	—	—	—	—	(20,769)	(286,189)
Exercise of options [d]	—	—	—	—	1,446	102,563	—	—
Balance, June 30, 2024	2	151,622	—	—	729,360	140,554,285	138,063	2,437,167

Balance, December 31, 2024	12	151,701	—		2,299,502	150,318,624	210,370	1,997,759
Shares issued - convertible debentures [e]	—	—	—	—	984,792	8,192,245	—	—
Exercise of options [f]	—	—	—	—	37,192	232,444	—	—
Warrants issued [g]	—	—	—	—	—	—	346,806	—
Warrants expired [h]	—	—	—	—	—	—	(55,942)	(968,979)
Exercise of warrants [i]	—	—	—	—	8,500	99,588	(8,500)	—
Exercise of RSUs [j]	—	—	—	—	92,690	515,625	—	—
Shares issued for debt [k]	—	—	—	—	46,003	451,743	—	—
Shares to be issued [l]	—	—	12	439	—	—	—	—
Balance, June 30, 2025	12	151,701	12	439	3,468,679	159,810,269	492,734	1,028,780

Activity during the six months ended June 30, 2024

[a]	During the six months ended June 30, 2024, the Company entered into an at-the-market offering agreement (the “ATM Agreement”) to sell Class B Subordinate Voting Shares, having an aggregate offering price up to $11,154,232. During the six months ended June 30, 2024, the Company issued 104,590 Class BSubordinate Voting Shares for gross proceeds of $2,234,790. A cash commission of $67,044, based on 3.0% of the aggregate gross proceeds, plus other trading expenses of $27,938, resulted in total share issuance costs of $94,982. The net proceeds from this raise were $2,139,808.

[b]	In March 2024, the Company settled an aggregate of $524,324 (C$637,750) of amounts owing to an arm’s length creditor through the issuance of 9,231 Class B Subordinate Voting Shares at a price of $58.70 per Class B Subordinate Voting Share for total value of $541,800. Included in this amount is 846 Class B Subordinate Voting Shares issued pursuant to the conversion of RSUs, which vested immediately upon grant (Note 12). Each RSU entitled the holder to acquire one Class B Subordinate Voting Share upon vesting. The Company incurred a loss on settlement of debt of $17,476 as the share price on the date of issuance was higher than the price stated in the agreement.

In February 2024, the Company issued 605 Class B Subordinate Voting Shares at a deemed price of $55.90 per Class B Subordinate Voting Share to settle an aggregate amount of $33,636 owing to an arm’s length creditor.

In June 2024, the Company settled an aggregate of $109,614 (C$150,000) of amounts owing to arm’s length creditors through the issuance of 7,692 Class B Subordinate Voting Shares at a price of $14.30 per Class B Subordinate Voting Share for total value of $109,614. The agreements state that the creditors will accept shares as payment and settlement of debt, provided that upon selling the debt settlement shares, the creditors have received net proceeds from the sale equal to the debt. For any losses, if any, calculated as the total debt minus the net proceeds, shall be added back to the debt amount on a dollar-for-dollar basis by the amount of the loss.

[c]	During the six months ended June 30, 2024, 20,769 warrants expired unexercised.

[d]	During the six months ended June 30, 2024, 1,446 share options were exercised with a price of $71.50 (C$97.50) in exchange for 1,446 Class B Subordinate Voting Shares. The shares were issued in exchange for services.

Activity during the six months ended June 30, 2025:

[e]	On February 7, 2025, a partial amount of the December 2024 Debentures (Tranche 3) was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 14). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 14). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the December 2024 Debentures (Tranche 3) was 373,814 with a total value of $2,372,839 transferred to share capital.

On March 25, 2025, the full amount of the March 6, 2025 December 2024 Debenture of $100,000 was converted into an aggregate of 25,257 Class B Subordinate Voting Shares with a value of $31,188 (Note 14).

On May 5, 2025, a partial amount of the December 2024 Debentures was converted into an aggregate of 103,534 Class B Subordinate Voting Shares (Note 14). On May 23, 2025, the remaining amount was converted into an aggregate of 105,840 Class B Subordinate Voting Shares (Note 14). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the entire December 2024 Debentures was 209,374 with a total value of $1,603,513 transferred to share capital.

During the six months ended June 30, 2025, the full amount of the March 28, 2025 December 2024 Debenture was converted into an aggregate of 376,347 Class B Subordinate Voting Shares on various dates (Note 14), with a total value of $4,184,705 transferred to share capital.

[f]	During the six months ended June 30, 2025, the Company issued an aggregate of 37,192 Class B Subordinate Voting Shares upon the exercise of 37,192 share options with exercise price ranging from C$5.25 to C$6.60 for total gross proceeds of $148,086. Total amount of $232,444 was transferred to share capital. The market prices on the dates of option exercise ranged between C$18 to C$38 per Class B Subordinate Voting Share.

[g]	During the six months ended June 30, 2025, 152,577 warrants of the Company were issued as part of the issuance of December 2022 Debentures (Tranche 3) (Note 14).

During the six months ended June 30, 2025, 10,309 warrants of the Company were issued as part of the issuance of March 6, 2025 December 2024 Debentures (Note 14).

During the six months ended June 30, 2025, 183,920 warrants of the Company were issued as part of the issuance of March 28, 2025 December 2024 Debentures (Note 14).

[h]	During the six months ended June 30, 2025, 55,942 warrants expired unexercised.

[i]	During the six months ended June 30, 2025, 8,500 warrants were exercised into cash proceeds of $43,257. Total amount transferred to share capital is $99,588, which includes the reversal of warrant liability of $56,331. The warrants were issued as part of the issuance of March 28, 2025 December 2024 Debentures (Note 12).

[j]	During the six months ended June 30, 2025, 32,690 RSUs were exercised into 32,690 Class B Subordinate Voting Shares. Total of $137,625 was transferred to share capital.

During the six months ended June 30, 2025, 60,000 RSUs were exercised with a price of $6.30 in exchange for 60,000 Class B Subordinate Voting Shares. Total of $378,000 was transferred to share capital.

[k]	During the six months June 30, 2025, the Company settled an aggregate of $451,743 of amounts owing to various arm’s length creditors through the issuance of 46,003 Class B Subordinate Voting Shares at prices ranging between $7.21 to $29.99 per Class B Subordinate Voting Share. The Company incurred a net gain on settlement of debt of $74,863 for the six months ended June 30, 2025. This net gain resulted from a significant gain on the settlement of one debt obligation, which fully offset losses recognized on other debt settlements during the period.

[l]	During the six months ended June 30, 2025, the Company received total proceeds of $439 (C$600) for 12 Class A Multiple Voting Shares at a price of C$50 per share, which are set to be issued subsequent to period end and classified as shares to be issued as at June 30, 2025.

The changes in the number of warrants outstanding during the six months ended June 30, 2025, and 2024:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	210,370	250.33

Issued	346,806	6.18
Expired	(55,942)	7.06
Exercised	(8,500)	7.00
Outstanding as at June 30, 2025	492,734	58.96

	Number of warrants	Weighted average exercise price
	#	C$

Outstanding as at December 31, 2023	158,831	328.25
Expired	(20,769)	232.05
Outstanding as at June 30, 2024	138,062	382.85

Measurement of fair values

During the six months ended June 30, 2025, a total of 346,806 warrants of the Company were issued in connection with the issuance of the December 2024 Debentures (Tranche 3), March 6, 2025 December 2024 Debentures, and March 28, 2025 December 2024 Debentures (Note 14). These warrants are classified as derivative liabilities (Note 12 b-e).

There were no warrants issued during the six months ended June 30, 2025, and 2024, under equity.

The following table is a summary of the Company’s warrants outstanding as at June 30, 2025:

		Exercise price	Number outstanding
Expiry Date		C$	#
August 6, 2025	(i)	503.56	21,249
October 20, 2025	(i)	294.48	53,147
January 16, 2026		1,737.65	26
January 20, 2026		1,737.65	6
December 13, 2029		7.00	80,000
January 20, 2030		5.25	152,577
March 6, 2030		5.25	10,309
March 28, 2030		7.00	175,420
		58.96	492,734

(i)	Warrants were issued in US$